Intangible assets (Tables)	12 Months Ended
Jun. 30, 2025
Text block 1 [Abstract]
Summary of Intangible Assets

	2025			2024
	Goodwill	Other intangibles	Total	Goodwill	Other intangibles	Total
	US$M	US$M	US$M	US$M	US$M	US$M
Net book value
At the beginning of the financial year	1,341	377	1,718	1,389	221	1,610
Additions	–	160	160	–	101	101
Amortisation for the year	–	(111)	(111)	–	(107)	(107)
Impairments for the year 1	–	(2)	(2)	(50)	(7)	(57)
Disposals	–	(17)	(17)	–	(12)	(12)
Divestment of subsidiaries and operations 2	–	–	–	–	(45)	(45)
Transfers and other movements	–	176	176	2	226	228

At the end of the financial year	1,341	583	1,924	1,341	377	1,718

– Cost	1,391	2,127	3,518	1,391	1,798	3,189
– Accumulated amortisation and impairments	(50)	(1,544)	(1,594)	(50)	(1,421)	(1,471)

1	Refer to note 13 ‘Impairment of non-current assets’ for information on impairments.

2	Relates to the divestment of the Blackwater and Daunia mines completed on 2 April 2024.